Supplementary Financial Statement Information (Details) - Schedule of Revenue by Major Customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member]
Schedule of Revenue by Major Customers [Line Items]
Revenues	$ 10,743	$ 9	$ 14,770
Customer B [Member]
Schedule of Revenue by Major Customers [Line Items]
Revenues		101		[1]
Customer C [Member]
Schedule of Revenue by Major Customers [Line Items]
Revenues	79	158		[1]
Customer D [Member]
Schedule of Revenue by Major Customers [Line Items]
Revenues			$ 169

[1]	Less than 10%.